Financial items (Details) - USD ($) $ in Millions		3 Months Ended			6 Months Ended		12 Months Ended
		Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Financial items [Abstract]
Gains (losses) on net foreign exchange		$ (43)	$ 70	$ (321)	$ 27	$ (24)	$ (646)
Interest income and other financial items		28	45	14	72	238	248
Gains (losses) financial investments		27	(150)	248	(123)	(98)	506
Gains/(losses) other derivative financial instruments		(101)	(360)	189	(462)	382	448
Interest and other financial expenses		(304)	(312)	(379)	(616)	(723)	(1,392)
Net financial items		(393)	(707)	(248)	(1,101)	(225)	(836)
Payments of lease liabilities, classified as financing activities					663
Interest paid finance lease liabilities					54
Down payment of lease liabilities	[1]	308	$ 302	$ 318	610	$ 623	$ 1,277
Commercial Papers Programme		950			950
Commercial Paper Program Limit		$ 5,000			$ 5,000

[1]	Repayment of lease liabilities are separated from the line item Repayment of finance debt and 2020 has been reclassified.